Document and Entity Information	Dec. 02, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001842279
Document Type	8-K
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	ARCLIGHT CLEAN TRANSITION CORP. II
Entity Incorporation State Country Code	E9
Entity File Number	001-40272
Entity Tax Identification Number	98-1578357
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	55th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	531-6300
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value Andone Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class AOrdinary Share, $0.0001 par value, andone-half of one redeemable warrant
Trading Symbol	ACTDU
Security Exchange Name	NASDAQ
Class 160 A 160 Ordinary 160 Shares 160included 160asbrpart 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included aspart of the units
Trading Symbol	ACTD
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A OrdinaryShare at an exercise price of $11.50
Trading Symbol	ACTDW
Security Exchange Name	NASDAQ